PREPAID EXPENSES AND OTHER RECEIVABLES (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Related to financing activities:
Prepaid interest	$ 17.0	$ 16.0
Prepaid interest to related parties		40.3
Derivative instruments	12.5	23.5
Related to operating and other activities:
Other tax receivables	24.3	19.9
Prepaid license fees	8.1	11.1
Prepaid advertising and promotion	7.8	6.6
Discounted bills	6.8	5.6
Prepaid insurance	6.3	2.8
Accrued employee benefits	0.5	0.5
Other receivables	79.1	47.0
Prepaid expenses and other receivables	$ 162.3	$ 173.3